ANNUAL REPORT

            December 31, 2004


     CENTURION COUNSEL FUNDS, INC.

CENTURION COUNSEL MARKET NEUTRAL FUND
  CENTURION COUNSEL REAL ESTATE FUND
     CENTURION COUNSEL GROWTH FUND












       CENTURION COUNSEL FUNDS, INC.
            TOTAL RETURN
        PERIODS ENDED 12/30/04*


                  		                      Since
Fund (Inception)  Quarter   1 Year  5 Year  10 Years Inception
		    (+)			@	@
MARKET NEUTRAL FUND

Class A:(1/97) without
sales charge       4.77%    3.72%     4.45%     N/A     0.68%
Class B:(1/97) without
CDSC		   4.94%    4.94%     3.84%     N/A     2.30%
Class C:(1/82)     4.99%    3.08%     3.53%    -0.53%   2.84%
Class D:(12/96)    4.99%    4.11%     4.73%     N/A     1.07%


                 		                      Since
Fund (Inception)  Quarter   1 Year  5 Year  10 Years Inception
		    (+)			@	@
REAL ESTATE FUND

Class A:(2/02) without
sales charges      7.88%    11.01%   N/A     N/A      10.15%
Class C: (4/02)    7.84%    10.90%   N/A     N/A       8.70%
Class D: (2/02)    8.57%    12.02%   N/A     N/A       5.42%


                  	                              Since
Fund (Inception)  Quarter   1 Year  5 Year  10 Years Inception
		    (+)			@	@
Growth Fund

Class D:(11/02)    5.18%     5.59%   N/A     N/A      4.06%

@Annualized
+Not Annualized

Total return assumes reinvestment of dividends and capital gain distributions. The funds' Class A performance does not reflect the maximum sales charge of 4.75%. The funds' Class B performance does not reflect the deduction of the applicable contingent deferred sales charge (CDSC) for the periods shown.
The CDSC on Class B shares declines from 4% beginning at the time of purchase to 0% at the end of the seventh year. The performance of the Class A, Class B, Class C and Class D shares will differ due to the difference sales charge structures and expenses. Performance information provided in this report does not reflect the deduction of taxes shareholders pay on the redemption of fund shares.

Past performance, especially short-term past performance, cannot be used to predict future returns. Investment returns and principal value will fluctuate so that investors' shares, when sold, may be worth more or less than their original cost.

		   CENTURION COUNSEL FUNDS, INC.
			PORTFOLIO HOLDINGS
			 AS OF 12/31/04

MARKET NEUTRAL FUND			MARKET NEUTRAL FUND
Top 10 Sector Holdings			Top 10 Holdings-Short Positions
% of Total Net Assets			% of Total Net Assets

Consumer Products          17.1%        Nitromed	           7.1%
Indexes      		   13.2% Short  S&P Midcap 400 Barra/Value 6.1%
Industrial Products	    8.7% 	Curis                      4.5%
Health	         	    6.3% Short 	NASDAQ 100      	   3.2%
Financial Services          4.7%	Tri Valley                 2.4%
Consumer Services           3.2%    	Webs-United Kingdom        2.2%
Energy			    2.2% Short 	Ishares-Japan              1.7%
Defense			    1.5%	Abrams Industries          1.1%
Technology		    0.9%   	Isonics                    0.9%
Communication Services 	    0.9%        Supergen            	   0.7%


MARKET NEUTRAL FUND			GROWTH FUND
Top Holdings-Long Positions		Top 10 Sector Holdings
% of Total Net Assets			% of Total Net Assets

Petrohawk Energy-Preferred  2.2%	Consumer Products	  20.2%
Synovus Financial 	    1.6%	Industrial Products	  15.6%
Eastman Chemical            1.6%	Defense			  10.4%
Hormel Foods                1.4%	Technology		   8.5%
Patterson Dental       	    1.2%	Financial Services	   6.4%
Rayonier                    1.2% 	Health			   5.1%
Wachovia     		    1.2%	Energy			   1.6%
American Eagle Outfitters   1.1%
Petsmart		    1.1%
Aflac			    1.0%

REAL ESTATE				GROWTH FUND
Top 10 Common Stock Holdings		Top 10 Common Stock Holdings
% of Total Net Assets			% of Total Net Assets

Simon Properties	   2.4%		United Technologies	    4.5%
Hallwood Group		   2.3%		Johnson & Johnson	    4.5%
Florida Land		   2.0%		Air Products & Material	    3.8%
Choice Hotels		   1.9%		Becton Dickinson	    3.7%
Plum Creek		   1.7%		Ingersoll Rand	            3.5%
Kimco			   1.7%		Weyerhauser	            3.3%
Boston Properties	   1.7%		General Dynamics            3.2%
Phelps Dodge		   1.7%		WM Wrigley	            3.2%
Alexandria Real Estate	   1.7%		Bemis			    3.1%
Prologics		   1.7%		Target			    3.1%


Dear Centurion Counsel Funds Shareholders:

Economic and Market Summary

The start of the fourth quarter, and indeed most of 2004, focused on the Presidential election. The markets were uncertain until Election Day but surged after the results were known. We see much of the same for 2005 as Social Security reform and tax reform debate may cause the markets to mark time until they see what the new packages will actually look like.

The year 2005 should provide investors with a multitude of opportunities as well as challenges. It now appears that the Fed will increase rates at least two or three times this year. Last year, in spite of a 1.25% increase in short term rates, the ten-year Treasury bond finished the year basically unchanged, surprising both the pundits and Fed Chairman Alan Greenspan. Inflation, or the lack thereof, is the key to 2005 since rising interest rates often serve as a headwind for equities. Forecasters are widely divided on the inflation expectations for this year. The pessimists believe it could reach 6% while the bulls believe it will stay in 2 to 3% range. Our view is somewhere in the middle of the two camps; we believe inflation will pick up a small amount but the effect on the consumer will be minimal due to falling oil prices.

On balance, we should see equity prices rising from 5 to 7% for the year. Bond yields on both the long and short end will trend higher, but the 10-year Treasury will finish the year under 5%. The dollar will be weaker against the Yen and other Pacific Rim countries but will be stronger against the Euro.

In periods of low inflation and stable interest rates, equities focusing on capital appreciation have carried the day. In contrast, equities paying dividends have been the leader in periods of higher inflation and rising interest rates. We see the year 2005 as one of those periods where we will focus on companies that can pay and can increase their dividends. We feel the long term case for dividends is strong given their favorable tax treatment and their relative out-performance in periods of increasing inflation. Last year (2004) appears to be the start of this trend with S&P 500 dividend paying stocks out forming their non-paying brethren.

Centurion Counsel Market Neutral Fund --- FUND PERFORMANCE

During the year ended December 31, 2004, the Market Neutral Fund's total return on the Class D shares was up 4.11%. The market was trendless and rangebound for much of the first six months of the year. During the second quarter we were able to gain on the short side as day traders came back into the markets. During the second half of the year we positioned the fund on the long side which was beneficial during the surge after the Presidential election. We are confident in our ability to generate a positive investment return for our investors going forward.

Centurion Counsel Real Estate Fund --- FUND PERFORMANCE

The Class D shares earned a positive return of 12% during 2004. During the year the Wilshire Real Estate Index increased 33.2%. During the year we maintained a cautious approach to increasing our investments keeping 20 to 25% in cash. During the year while the Fed was raising interest rates we positioned the fund away from the traditional REIT and moved into companies that are rich in real estate assets.

Centurion Counsel Growth Fund --- FUND PERFORMANCE

The Class D shares earned a positive return of 5.6% during the year. The S&P was up 10.8% during the year. The fund primarily invests in companies that pay dividends and have a history of increasing those dividends. During the first six months when the fund had a negative return and the S&P was up 3.44%, these companies trailed the markets to some extent as the market was focusing more on growth rather than on value.
During the last six months we were rewarded by these stocks. Please see the Portfolio Holding table on the following pages for the top ten holdings at December 31, 2004.

Sincerely,

Jack K. Heilbron
Chief Investment Officer






 		CENTURION COUNSEL FUNDS, INC.
            STATEMENT OF ASSETS AND LIABILITIES
                    December 31, 2004


                                     Market        Real
                                     Neutral       Estate   Growth
                                     Fund          Fund     Fund


ASSETS

Investments in Securities, at fair   $ 595,480  $382,027   $165,636
value (identified cost $604,722,
$303,060 and $143,081 respectively)
Cash and Deposits                      455,158    102,423    18,941
Receivables:
  Dividends                                  3        -       -
  Interest                                 380        -	      -
  Investment securities sold            64,874      2,545     3,052
Deposits with Brokers for Securities   562,316        -       -

      TOTAL ASSETS                  $1,678,211  $ 486,995   $187,629

LIABILITIES

Securities Sold Short, at fair value
(sales proceeds received $319,918
$0 and $0, respectively)             $  393,543  $  -      $ -
Payables:
  Accounts payable                      12,182     2,601     2,789
  Investment securities purchased       14,568    19,928      -


    TOTAL LIABILITIES                  420,293    22,529     2,789

NET ASSETS                          $1,257,918  $464,466  $184,840


ANALYSIS OF NET ASSETS:
Net capital paid in on shares of
capital stock                       $2,795,892  $405,215   $172,976
Accumulated undistributed net
investment loss                       (558,250)  (15,225)  (10,691)
Accumulated undistributed realized
loss on securities transactions       (896,807)   (4,491)      -
Net unrealized depreciation of
securities transaction                 (82,917)   78,967     22,555
Net unrealized appreciation of
covered call options written             -	    -           -
NET ASSETS, Applicable to shares
Outstanding                         $1,257,918   $464,466  $184,840


NET ASSET VALUE PER SHARE:

Class A:
  Net asset value and offering price
per share
(Market Neutral Fund, $9,517
divided by 2,615 shares outstanding)   $ 3.64
(Real Estate Fund, $1,202 divided by
98 shares outstanding)                         $ 12.29


Class B:
  Net asset value and offering price
per share
(Market Neutral Fund, $5,513 divided
by 1,597 shares outstanding)           $ 3.45


Class C:
  Net asset value and offering price
per share
(Market Neutral Fund, $360,746 divided
by 106,047 shares outstanding)         $ 3.40
(Real Estate Fund, $1,225 divided
by 100 shares outstanding)                      $ 12.21

Class D:
  Net asset value and offering price
per share
(Market Neutral Fund, $882,142 divided
by 237,338 shares outstanding)         $ 3.72
(Real Estate Fund, $462,039 divided
by 40,754 shares outstanding)                    $ 11.34
(Growth Fund, $184,840 divided by
17,300 shares outstanding)                                $ 10.68


		SCHEDULE OF INVESTMENTS IN SECURITIES
                	CENTURION COUNSEL FUNDS, INC.
                      	December 31, 2004

MARKET NEUTRAL FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security   Sector

               COMMON STOCKS            44.1%

	   Communication Services	 0.9%
  300	    Telefonos De Mexico ADR		   11,496
							   $11,496

           Consumer Products            17.1%
  290	    American Eagle Outfitters    	   13,659
  241	    Anheuser Busch                         12,226
  200	    Cerner Corp.  	(a)	           10,634
  300	    Church & Dwight			   10,086
  200	    Chico's Fas		(a)		    9,106
  250	    Colgate-Palmolive			   12,790
  200	    Eastman Kodak			    6,450
  250	    Estee Lauder			   11,443
  210	    General Mills			   10,439
  220	    Heinz				    8,578
  560	    Hormel Foods			   17,556
  190	    Johnson & Johnson			   12,050
  215	    Pepsico				   11,223
  380	    Petsmart				   13,501
  190	    Proctor & Gamble			   10,465
  230	    Stanley Works			   11,268
  500	    TJX Companies			   12,565
1,000	    Beatrice (TLC)			      -
  270	    Williams Sonoma	(a)		    9,461
  160	    WM Wrigley				   11,070
							  $214,570

           Consumer Services		3.2%
  140	    Bright Horizon	(a)		    9,066
  420	    Disney			 	   11,676
  140	    Getty Images	(a)		    9,639
  500	    RSA Security	(a)		   10,025
							  $40,406

  	   Defense			1.5%
  150	    Lockheed Martin			    8,333
							   $8,333

	   Financial Services		4.7%
  330	    Aflac				   13,147
  700	    Synovus Financial			   20,006
  370	    US Bancorp 				   11,588
  267	    Wachovia				   14,044
							  $58,785

	   Health			6.3%
  190	    Amgen		(a)		   12,189
  400	    Bristol Myers SQB			   10,248
  340	    Celgene		(a)		    9,017
  300       Covance		(a)		   11,625
6,000	    Cel-Sci		(a)		    3,600
  500	    Genta		(a)		      880
  220	    Hospira		(a)		    7,370
  360	    Patterson Companies (a)		   15,620
  180	    Resmed		(a)		    9,198
   							  $79,747

	   Industrial Products		8.7%
  380	    Cubic				    9,527
  200	    Dupont				    9,810
  340	    Eastman Chemical		           19,628
  160	    Flir		   (a)		   10,206
  600	    Graftech		   (a)		    5,676
  333	    Intermagnetics General (a)		    8,462
  124	    ITT Corp				   10,472
  100	    Nacco Industries			   10,540
  304	    Rayonier				   14,869
  150	    Weyerhaeuser Co		    	   10,083
  							  $109,273

	   Industrial Services		0.7%
  210	    II VI Inc				    8,923
							  $8,923

	   Index			0.0%
3,000	    Dow Jones Index			      -
  							  $ -

	   Technology			1.8%
  300	    Cognizent Technology (a)		   12,696
  400	    Symantec Corp	 (a)		   10,304
							  $23,000


	TOTAL COMMON STOCKS (COST $465,333)               $554,533


           PREFERRED STOCK                2.2%

          Energy			  2.2%
5,000      Petrohawk Energy                        27,500


	TOTAL PREFERRED STOCK (COST $34,344)             $27,500



           OPTIONS AND WARRANTS            0.9%

          Index                            0.0%
10,000	   QQQ Jan 31 P 1/22/05		               500
							  $500
	  Natural Resources	  	   0.0%
1,250	   Petrohawk Warrant A			        63
1,250	   Petrohawk Warrant B		  	        63
							  $126

	  Technology                       0.8%
4,000      Level 3 Jan 2.5 C 1/21/06                 5,000
10,000	   LSI Jan 5 2005 C 1/15/05	             5,500
2,000	   Earthlink Jan 10 P 1/11/05	  	       100
                                                           $10,600

	TOTAL OPTIONS AND WARRANTS (COST $73,312)          $11,226


             FIXED INCOME                   0.2%

           Mortgage-backed Securities       0.2%
2,103       FNMA 1991-56M, 6.75% 6/25/21             2,221
							    $2,221

           Total Fixed Income (Cost $2,056)                 $2,221

           Total Investment in Securities
	      (Cost $604,772)               47.3%           $595,480

           Securities Sold Short           -31.3%          $(393,543)
             (Sales Proceeds Received $319,918)

           Net Investment in Securities     16.1%           $201,937

           Cash and Deposits                36.2%           $455,158

           Deposits with Brokers on
           Securities Sold Short            44.7%           $562,316

           Other Assets Less Other
           Liabilities                       3.1%           $38,507

                    NET ASSETS             100.0%         $1,257,918

(a)  Non-income producing securities.
(b) Total unrealized depreciation on investments consists of gross unrealized gains of $102,724 and gross unrealized losses of $185,641.


REAL ESTATE FUND


Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

           COMMON STOCKS            	79.4%

           Automotive                  	 1.4%
  360       Gencorp				     6,685
  							   $6,685

	   Business Services		 2.2%
  420	    Central Parking Corp		     6,367
  200	    Midas Inc		(a)		     4,000
							   $10,367

	   Conglomerate			1.5%
   100	    Leucadia National			     6,948
   							   $6,948

	   Defense			1.2%
   100	    Curtiss Wright			     5,741
							   $5,741

	   Financial Services		3.5%
 1,000	    Fog Cutter			     	     3,100
   135	    Istar Financial		     	     6,110
   138	    Webster Financial			     6,988
							   $16,198

	   Forest & Wood Products	4.7%
   140	    Potlatch			     	     7,070
   210	    Plum Creek Timber			     8,072
   100	    Weyerhaeuser Co			     6,722
							   $21,864

	   Health			1.1%
   220	    Health Management 			     4,998
							   $4,998

   	   Hotel			5.1%
   300	    Cendant				     7,014
   170	    Choice Hotels			     9,860
   200	    Fairmont Hotel			     6,928
							   $23,802

	   Insurance			2.9%
   160	    Fidelity National Bank		     7,307
   300	    Pico Holdings			     6,231
     							   $13,538

	   Mining			2.9%
   130	    Newmont Mining Corporation		     5,773
    80	    Phelps Dodge Corporation		     7,914
							   $13,687

	   Real Estate			52.1%
   100	    Alico Inc		(a)		     5,850
   150	    Alexander & Baldwin			     6,363
   160	    AMB Properties			     6,462
   105	    Alexandria Real Estate		     7,814
   200	    Annaly Mortgage Management		     3,924
   210	    Brandywine Realty			     6,172
   175	    Bedford Properties			     4,970
   300	    Bluegreen Corp	(a)		     5,949
   125	    Boston Properties			     8,074
   400	    Capital Lease Funding		     5,000
   210	    CB Richard Ellis	(a)		     7,046
   176	    Catellus Development 		     5,386
   113	    Centerpoint Properties		     5,412
    75	    Consolidated Tomoka Land		     3,225
   200	    Delta Pine & Land			     5,456
   400	    Digital Realty			     5,252
   220	    Duke Realty				     7,511
   180	    Equity Office			     5,242
   170	    Equity Residential			     6,151
   300	    Equity One				     7,119
   210	    Florida Coast Industries		     9,471
    70	    General Growth Properties		     2,531
   100	    Hallwood Group			    10,650
   200	    Jones Lang LaSalle Inc (a)		     7,482
   140	    Kimco				     8,119
   220	    Kramont Realty			     5,144
   200	    Levitt Corporation			     6,114
   180	    Prologics				     7,774
    80	    Pan Pacific				     5,016
   120	    Public Storage			     6,690
   100	    Saul Centers    			     3,821
   149	    Simon Property Group		     9,636
    29	    Simon Property Group Prfd I		     1,717
   120	    St Joe				     7,704
   125	    Sovran Self Storage			     5,268
   334	    Trammel Crow Company (a)		     6,049
   180	    Tejon Ranch Corp	 (a)	 	     7,353
    87	    Vernado Realty Trust		     6,623
   157	    Weingarten Realty			     6,296
							  $241,836

	   Retail			0.7%
   140	    7-Eleven		(a)		     3,353
							  $3,353


TOTAL COMMONS STOCKS (Cost $288,990)	79.4%		  $369,017


OPTIONS AND WARRANTS			2.8%

	   Real Estate			2.8%
1,000	    Pulte Jan 47.5 P 1/21/06		      2,650
1,000	    TOL Jan 50 P 1/21/06		      2,600
  800	    DHI Jan 30 P 1/21/06		      1,560
1,000	    LEN Jan 45 P 1/21/06		      2,500
1,000	    Centex Jan 50 P 1/21/06		      3,700
							   $13,010


TOTAL OPTIONS AND WARRANTS (Cost $14,070)  2.8%	    	   $13,010



           Total Investment in Securities
           (Identified Cost $303,060)     82.3%            $382,027

           Cash and Deposits              22.1%            $102,423

           Other Assets Less
	   Other Liabilities              -4.3%            $(19,984)

           NET ASSETS                    100.0%            $464,466

(a)  Non-income producing securities.
(b) Total unrealized appreciation on investments consists of gross unrealized gains of $83,470 and gross unrealized losses of $3,637.


GROWTH FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

	   COMMON STOCKS                89.6%

	   Conglomerate                  1.8%
   90	    General Electric			     3,285
							  $3,285

	   Consumer Products             20.2%
   90	    Anheuser Busch		             4,566
   75	    Colgate-Palmolive			     3,837
  135	    Kraft Foods				     4,807
  100	    Pepsico				     5,220
   90	    Proctor & Gamble			     4,957
  100	    Sara Lee				     2,414
  110	    Target				     5,712
   85	    WM Wrigley				     5,881
							  $37,394


	   Defense			 10.4%
   57	    General Dynamics			     5,962
   90	    Lockheed Martin			     5,000
   80	    United Technologies			     8,286
							   $19,230

	   Energy			  1.6%
  134	    Vintage Pete			     3,040
							   $3,040

	   Financial Services 		 16.4%
  100	    Aflac				     3,984
   90	    Arthur J. Gallagher Corp	             2,925
  100	    Fidelity National Bank		     4,567
   50	    Marsh & McLennan			     1,645
  110	    Synovus Financial		    	     3,144
  180	    US Bancorp				     5,638
  135	    Vineyard National Bancorp		     4,469
   75	    Wachovia Bank		             3,945
							   $30,317
	   Health		          15.1%
   120	    Becton Dickinson			     6,816
   150	    Bristol Myers SQB			     3,843
   130	    Johnson & Johnson			     8,245
   200	    Owens & Minor			     5,634
   125	    Pfizer			             3,3615
							   $27,899

	   Industrial Products		  15.6%
   80	    Analogic Corp			     3,583
  120	    Air Products & Material		     6,956
  200	    Bemis			             5,818
   80	    Ingersoll Rand Co			     6,424
   90	    Weyerhaeuser Co			     6,050
		 					   $28,831

	   Technology			  8.5%
   100	    Auto Data Processing		     4,435
   170	    Microsoft				     4,542
   400      Qad Inc				     3,568
   120	    Talx Corp				     3,095
							  $15,640

           Total Investment in Securities
           (Identified Cost $143,081)      89.6%            $165,636

           Cash and Deposits               10.2%            $18,941

           Other Assets Less
	   Other Liabilities                0.1%              263

           NET ASSETS                     100.0%            $184,840

(a)  Non-income producing securities.
(b) Total unrealized appreciation on investments consists of gross unrealized gains of $25,267 and gross unrealized losses of $2,712.



                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           SECURITIES SOLD SHORT
                              December 31, 2004

                                            % of             Fair Value
                                             Net              (Note 1)
Shares       Description                    Assets      Security    Sector


           Energy                          -2.4%
(2,500)     Tri Valley                     	    (30,575)
                                                             $(30,575)

           Health                         -12.4%
(11,119)    Curis			            (58,041)
 (3,378)    Nitromed				    (89,551)
 (1,200)    Supergen			            (8,460))
          						     $(156,052)

	   Index			  -13.2%
(2,000)	    Ishares Japan			    (21,840)
(1,500)     Webs-United Kingdom			    (27,195)
 (600)	    S&P Midcap 400/Barra Value		    (77,184)
(1,000)	    Nasdaq 100				    (39,915)
							     $(166,134)

	   Industrial Products		  -2.7%
(2,781)	    Abrams Industries			    (14,183)
(2,000)	    Aehr Test			             (8,282)
(2,060)	    Isonics				    (11,309)
							    $(33,774)

	   Technology			  -0.6%
(1,200)	    YDI Wireless			    (7,008)
							    $(7,008)


TOTAL (Premiums Received $319,918)       -31.3%             $(393,543)



           STATEMENT OF OPERATIONS
          CENTURION COUNSEL FUNDS, INC.
          	December 31, 2004

                                       Market    Real
                                       Neutral  Estate  Growth
                                       Fund     Fund    Fund


INVESTMENT INCOME

  Dividends                          $ 12,737  $ 9,889   $ 2,691
  Interest                              1,125	   487	     118
  Investment s                          5,673        -       -

    Total investment income            19,535    10,376	   2,809


EXPENSES

Investment advisory fee              $ 13,158    3,577	 1,394
Distribution expenses - Class A            34       -        -
Distribution expenses - Class B            99       -        -
Distribution expenses - Class C         4,385       -        -
Registration and filing fees            2,585    1,132	   188
Fund accounting fees                   19,623    5,657   2,229
Custodian fees and expenses             4,015    4,141   2,267
Audit fees and expenses                10,697    2,034   1,632
Directors' fees and expenses            4,393    1,314     592
Transfer agent fees                       536       -       -
Insurance                               1,600       44	    17
Dividends on securities sold short	1,497       -       -
Corporate expenses and fees		9,866      987     710

  Total expenses                       72,488   18,886   9,029

  Fees and expenses absorbed by
  investment advisor                      -         -       -

 Net expenses                          72,488   18,886   9,029

          Net investment loss         (52,953)  (8,510) (6,220)


REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain loss from
investments                           122,939   11,074   4,792

Net change in unrealized depreciation
on investments for the year           (23,126)  46,544  11,724

  Net realized and unrealized gain
    (loss) from investments            99,813   57,618  16,516

  Net increase(decrease) in net
  assets resulting from operations   $46,860   $49,108  $10,296






            STATEMENTS OF CHANGES IN NET ASSETS
                CENTURION COUNSEL FUNDs, INC.
               		December 31, 2004


                                    Market Neutral Fund
                                          2004		2003

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                  $ (52,953)   	(53,508)
Net realized gain (loss) from
investments		                122,939        (424,419)
Net change in unrealized
appreciation (depreciation)
on investment                          (23,126) 	167,488

  Net increase (decrease) in net
  assets resulting from operations      46,860	       (310,439)

DISTRIBUTIONS TO SHAREHOLDERS
Capital gain distributions                  -             -

CAPITAL SHARE TRANSACTIONS (NOTE 5)

Increase from shares sold 	        185,866	       390,304
Increase from shares issued in
reinvestment of distributions	            -		   -
Decrease from shares redeemed          (360,722)      (729,124)

  Net increase (decrease) from
  capital share transactions	       (174,856)      (338,820)

     Total increase in net assets      (127,996)     (649,259)


NET ASSETS

  Beginning of year                    1,385,914     2,035,173

  End of year (includes no
  undistributed investment income)   $ 1,257,918     1,385,914




                                      Real Estate Estate

					 2004         2003

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                  $ (8,510)      (5,461)
Net realized gain (loss) from
investments		                11,074       3,632
Net change in unrealized
appreciation (depreciation)
on investment                           46,544 	    37,319

  Net increase (decrease) in net
  assets resulting from operations      49,108	    35,490

DISTRIBUTIONS TO SHAREHOLDERS
Capital gain distributions             (12,001)    (3,632)

CAPITAL SHARE TRANSACTIONS (NOTE 5)

Increase from shares sold 	        184,400	    140,343
Increase from shares issued in
reinvestment of distributions	         11,972	     3,632
Decrease from shares redeemed          (40,662)    (174,971)

  Net increase (decrease) from
  capital share transactions	        155,710     (30,996)

     Total increase in net assets       192,817       862


NET ASSETS

  Beginning of year                     271,649    270,787

  End of year (includes no
  undistributed investment income)   $  464,466    271,649



					    Growth Fund
                                          2004		2003
INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                  $ (6,220)     (4,470)
Net realized gain (loss) from
investments		                4,792       2,491
Net change in unrealized
appreciation (depreciation)
on investment                          11,724      10,831

  Net increase (decrease) in net
  assets resulting from operations     10,296       8,852

DISTRIBUTIONS TO SHAREHOLDERS
Capital gain distributions             (7,283)        -

CAPITAL SHARE TRANSACTIONS (NOTE 5)

Increase from shares sold 	       83,143      73,985
Increase from shares issued in
reinvestment of distributions	        7,244         -
Decrease from shares redeemed          (1,060)    (36,836)

  Net increase (decrease) from
  capital share transactions	        89,327     37,149

     Total increase in net assets       92,340     46,001


NET ASSETS

  Beginning of year                     92,500     46,499

  End of year (includes no
  undistributed investment income)   $ 184,840     92,500


                CENTURION COUNSEL FUNDS, INC.
                NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Centurion Counsel Funds, Inc. (the Fund) commenced operations in
January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion
T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges.
At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc.
from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Counsel Market Neutral Fund ("Market Neutral Fund") Class A shares, Class B shares, Class C shares, and Class D shares, respectively. During the year ended December 31, 2002, the Fund began operations for two new series entitled Centurion Counsel Real Estate Fund ("Real Estate Fund") and Centurion Counsel Growth Fund ("Growth Fund") with respective
Class A, B, C, and D shares. The three funds constitute Centurion
Counsel Funds, Inc. herein referred to as the "Fund".

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service, transfer agent expenses, and other class specific fees and expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last reported sales price on the day of valuation on that exchange where such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which that last quoted asked price is used. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Fund's Board of Directors. Debt securities are valued in accordance with the procedures above. Short-term securities are stated at amortized cost (which approximates fair value) if maturity is 60 days or less, or at fair value if maturity is greater than 60 days.

Option Writing:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales:
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Security Transactions and Related Investment Income:
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Income Taxes:
The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund currently has capital loss carry forwards totaling $839,917, which begin to expire in 2007.

Distributions to Shareholders:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At December 31, 2004, the Fund had cash on deposit at two financial institutions totaling $1,138,838. Thus, all cash amounts over the maximum deposit insurance coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. OPTIONS WRITTEN

In the Market Neutral Fund, as of December 31, 2004, no portfolio securities were held by the custodian in connection with covered call options written by the Fund. Transactions in options written during the year ended December 31, 2004, are summarized as follows:

				     Number of       Premiums
                                     Contracts       Received


Options outstanding at
December 31, 2003			130       $  8,239
Options written  			2,629	    157,006
Options terminated in closing
purchases   			       (2,392)	   (131,828)
Options expired				(367)	    (33,417)
Option outstanding at
December 31, 2004                         -       $    -


NOTE 3. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next
$200 million, 0.75% on the next $200 million, 0.60% on the next $200 million and 0.50% on amounts over $1 billion. These fees are computed daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the year ended December 31, 2004 Centurion earned investment management fees of $18,129.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the year ended December 31, 2004, no Class A shares were sold. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 2004, no Class B shares were sold and 4,404 Market Neutral Fund Class B shares were redeemed; CISI collected CDSC charges of $951. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class C shares are not subject to initial sales charges, CDSC, or service fees.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts. During the year ended December 31, 2004, CISI received servicing and distribution fees from Market Neutral Fund of $34.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the year ended December 31, 2004, CISI received servicing and distribution fees from Market Neutral Fund of $99.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the year ended December 31, 2004, CISI received servicing and distribution fees from Market Neutral Fund of $4,385.

CISI also executes some of the Fund's portfolio transactions. During the year ended December 31, 2004, CISI received commissions of $15,200 from Market Neutral Fund, $2,465 from Real Estate Fund and $680 from Growth Fund for this service.

Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the year ended December 31, 2004, CGI received transfer agent fees of $536.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the year ended December 31, 2004, CGI received accounting fees of $18,000 from the Fund.

The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2004 and unrealized appreciation (depreciation) on investments as of December 31, 2004 are summarized as follows:

                        Market       Real
                        Neutral      Estate        Growth
                        Fund         Fund          Fund

Purchases               $3,789,497    $211,278     $ 94,169

Sales                   $3,953,904    $103,285     $ 34,045

Gross unrealized gains  $  102,724    $ 83,470     $ 25,267

Gross Unrealized losses $ (185,641)   $ (3,637)    $ (2,712)


Unrealized appreciation
(depreciation)on
investments             $ (82,917)     $ 79,833     $ 22,555


Net gains on investments for the year ended December 31, 2004 are summarized by component as follows (The amount represents the net decrease in value of investments held during the year):

	Market Neutral Fund

			Realized	Unrealized	Net

Long Positions		$  14,085	$(43,462)     $(29,377)
Covered Calls Written	   31,489	  (5,439)      26,050
Short Positions	           77,365         25,775       103,140

			$ 122,939       $ (23,126)    $ 99,813

	Real Estate Fund

			Realized	Unrealized	Net

Long Positions		$ 11,074	$46,544       $57,618


	Growth Fund

			Realized	Unrealized	Net

Long Positions		$ 4,792		$ 11,724      $ 16,516



NOTE 5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2004 there were 100,000,000 shares of the Fund's common shares authorized, at $0.01 par value. Transactions in capital shares of the Fund for year ended December 31, 2004 and the year ended December 31, 2003 were as follows:


Centurion Counsel Market Neutral Fund

	                      2004                        2003
                       Shares         Amount      Shares        Amount
Class A shares:
 Shares sold	        -              -	   1,362       $5,229
 Shares issued in
 reinvestments 		-              -	     -              -

 Shares redeemed        (1,300)     $ (4,655)       (217)	$(813)

   Net increase         (1,300)     $ (4,655) 	   1,145	$4,416

Class B shares:
 Shares sold            -	       -             -              -
 Shares issued in
 reinvestments          -              -  	     -              -

 Shares redeemed       (4,404)     $(14,548)     (72,755)     $(260,269)

 Net increase	       (4,404)     $(14,548)     (72,755)     $(260,269)

Class C shares:
 Shares sold         	  432      $  1,441	   3,188      $ 11,945
 Shares issued in
 reinvestments           -  		-            -              -

 Shares redeemed       (41,534)     $(138,234) 	  (46,559)    $(167,118)

   Net decrease        (41,102)     $(136,793)    (43,371)    $(155,173)

Class D shares:
 Shares sold            51,068      $ 184,425     100,209      $373,130
 Shares issued in
 reinvestments            -             -          -               -

 Shares redeemed       (56,613)     $ (203,285)    (79,296)    $(300,294)

   Net increase         (5,545)     $ (18,860)	    20,913     $72,206


Centurion Counsel Real Estate

				2004                      2003
                       Shares        Amount       Shares        Amount
Class A shares:
 Shares sold	        -	    	-	    97		$ 1,000
 Shares issued in
  reinvestments 	-  		-            1		$  14

 Shares redeemed        -               -          (90)		$ (834)

 Net increase           -               -	     8		$  180

Class B shares:
 Shares sold         	-               -	    50		$  500
 Shares issued in
 reinvestments          -               -            1          $    7

 Shares redeemed        (51)	    $ (566)	     -             -

   Net increase         (51)	    $ (566)	    51		$  507

Class C shares:
 Shares sold            -              -	    97		$ 1,000
 Shares issued in
 reinvestments           2          $   29           1		$   14

 Shares redeemed        - 		-	   (400)	$ (3,684)

 Net increase            2	    $	29	   (302)	$ (2,670)

Class D shares:
 Shares sold            17,571	    $184,400	   14,786	$ 137,843
 Shares issued in
 reinvestments           1,017      $ 11,943         342	$ 3,597

 Shares redeemed       (3,732)	    $ (40,096) 	   (18,481)	$ (170,453)

 Net increase          14,856	    $ 156,247	    (3,353)	$ (29,013)




Centurion Counsel Growth

				2004                        2003
                       Shares          Amount      Shares         Amount

Class D shares:
 Shares sold            8,110         $ 83,143	    7,642	$ 73,985
 Shares issued in
 reinvestments            665	      $  7,244	     -    	   -

 Shares redeemed        (106)	      $(1,060)	   (3,661)	$ (36,836)

   Net Increase         8,669	      $ 89,327	    3,981	$ 37,149


NOTE 6. PER SHARE INFORMATION

Selected data for each share of capital stock outstanding throughout the period is as follows:

                         CENTURION COUNSEL MARKET NEUTRAL FUND
                                FINANCIAL HIGHLIGHTS

                                          Class A
                                          Shares



Per Share Operating Performance            2004   2003   2002   2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.50  $4.13  $4.43   $4.03

Income from Investment Operations:
 Net investment income (loss) (a)         (0.14) (0.23) (0.12)  (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.28  (0.40) (0.18)   0.45

Total From Investment Operation            0.14  (0.63) (0.30)   0.40

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.64  $3.50   $4.13  $4.43

Total Return (b)                          4.00% -15.25%  -6.77%  9.93%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $10   $ 14    $ 11     $ 11
 Ratios to net assets: (d)
  Expenses, after waiver of fees        5.77%   4.70%   4.22%   3.68%
  Net investment income		        -9.69%  -3.28%  -7.49%  -4.78%
  Portfolio turnover Rate	        708.22% 946.89% 753.91% 823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           3      4       3        3


                                          Class A
                                          Shares

Per Share Operating Performance            2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $2.92

Income from Investment Operations:
 Net investment income (loss) (a)           -
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.11

Total From Investment Operation            1.11

Distributions to Shareholders		    -

Net Asset Value, End of Period            $4.03

Total Return (b)                          38.01%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 10
 Ratios to net assets: (d)
  Expenses, after waiver of fees          3.32%
  Net investment income		         -0.02%
  Portfolio turnover Rate	         532.12%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            3


      			            Class B
                                     Shares


Per Share Operating Performance           2004   2003    2002   2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.29  $4.00  $4.32   $3.96

Income from Investment Operations:
 Net investment income (loss) (a)         (0.14) (0.23) (0.14)  (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a)            0.30  (0.48) (0.18)   0.41
Total From Investment Operation            0.16  (0.71) (0.32)   0.36

Distributions to Shareholders		     -      -       -      -

Net Asset Value, End of Period            $3.45   $3.29  $4.00   $4.32

Total Return (b)                           4.86% -17.75%  -7.41%  9.09%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                            $ 6   $ 20   $ 315   $ 205
 Ratios to net assets: (d)
  Expenses, after waiver of fees           6.50%  5.45%   4.75%   4.44%
  Net investment income                  -10.42% -4.03%  -8.02%  -5.54%
 Portfolio turnover Rate	         708.22% 946.89% 753.91% 823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            2       6       79       47


                                       Class B
				       Shares

Per Share Operating Performance            2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $2.86

Income from Investment Operations:
 Net investment income (loss) (a)           -
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.10

Total From Investment Operation            1.10

Distributions to Shareholders		    -

Net Asset Value, End of Period            $3.96

Total Return (b)                          38.46%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 1
 Ratios to net assets: (d)
  Expenses, after waiver of fees          4.05%
  Net investment income                  -0.02%
 Portfolio turnover Rate	         532.12%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            -


                                    Class C
                                     Shares


Per Share Operating Performance            2004   2003    2002   2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period       $3.30  $4.02  $4.34  $3.96

Income from Investment Operations:
 Net investment income (loss) (a)          (0.14) (0.23) (0.14) (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).            0.24  (0.49) (0.18)  0.43

Total From Investment Operation             0.10  (0.72) (0.32)  0.38

Distributions to Shareholders		     -      -       -      -

Net Asset Value, End of Period             $3.40  $3.30  $4.02   $4.34

Total Return (b)                           3.03% -17.91%  -7.37%  9.60%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $361	 $485    $766   $1,013
 Ratios to net assets: (d)
  Expenses, after waiver of fees          6.53%	 5.44%   4.89%   4.43%
  Net investment income                 -10.45%	-4.02%  -8.16%  -5.53%
 Portfolio turnover Rate	       	708.22%  946.89% 753.91% 823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           106    147     191     233


                                         Class C
				          Shares

Per Share Operating Performance            2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $2.86

Income from Investment Operations:
 Net investment income (loss) (a)           -
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.10

Total From Investment Operation            1.10

Distributions to Shareholders		    -

Net Asset Value, End of Period            $3.96

Total Return (b)                          38.46%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $995
 Ratios to net assets: (d)
  Expenses, after waiver of fees          4.07%
  Net investment income                  -0.02%
 Portfolio turnover Rate	         532.12%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           251


                                    Class D
                                     Shares


Per Share Operating Performance            2004   2003    2002   2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.57	  $4.25  $4.51   $4.10

Income from Investment Operations:
 Net investment income (loss) (a)         (0.14)  (0.23) (0.12)  (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.29   (0.45) (0.14)   0.46

Total From Investment Operation            0.15   (0.68) (0.26)   0.41

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.72	  $3.57  $4.25   $4.51

Total Return (b)                          4.20%  -16.00% -5.76%  10.00%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                          $882    $867    $943    $776
 Ratios to net assets: (c)
  Expenses, after waiver of fees         5.52%	 4.45%   3.96%   3.43%
  Net investment income                 -6.45%	-3.03%  -7.24%  -4.53%
 Portfolio turnover Rate	       708.22%	946.89% 753.91% 823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)         237 	  243    222     172



					Class D
                   			Shares

					 2000
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $2.95
Income from Investment Operations:
 Net investment income (loss) (a)           -
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.15

Total From Investment Operation            1.15

Distributions to Shareholders		    -

Net Asset Value, End of Period            $4.10

Total Return (b)                          38.98%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $527
 Ratios to net assets:
  Expenses, after waiver of fees          3.07%
  Net investment income                  -0.02%
 Portfolio turnover Rate	         532.20%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           129

(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.



                 CENTURION COUNSEL REAL ESTATE FUND
                      FINANCIAL HIGHLIGHTS



                                            Class A Shares

  				          2004     2003     2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $11.33   $9.06   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)         (0.25)  (0.27)   (0.04)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.51	   2.76    (0.90)

Total From Investment Operation            1.26    2.49    (0.94)

Distributions to Shareholders		  (0.30)   (0.22)     -

Net Asset Value, End of Period		  $12.29  $11.33   $9.06

Total Return (b)                           11.12%  27.48%  -9.40%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                             $1      $1        $1
 Ratios to net assets:
  Expenses			       	   5.27%    5.34%     2.32%
  Net investment income                   -7.64%   -2.37%    -3.15%
 Portfolio turnover Rate	          37.06%   13.53%     3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	      -       -       -


                                          Class B Shares

  				            2004 (d)   2003 (e)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period        $11.18     $10.00

Income from Investment Operations:
 Net investment income (loss) (a)           (0.25)     (0.27)
 Net realized and unrealized gain (loss)
 on investment transactions (a).             0.26       1.63

Total From Investment Operation              0.01       1.36

Distributions to Shareholders		       -       (0.18)

Net Asset Value, End of Period              $11.19    $11.18

Total Return (b)                             0.09%     13.60%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                             $  -       $   1
 Ratios to net assets:
  Expenses		                      5.09%     5.69%
  Net investment income             	     -6.19%    -2.73%
 Portfolio turnover Rate	              (d)      13.53%
 Number of Shares Outstanding
  at End of Period (000 Omitted)               -           -




					    Class C Shares

  				          2004     2003     2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $11.27   $9.20   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)         (0.25)  (0.27)   (0.04)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.49	   2.40    (0.76)

Total From Investment Operation            1.24    2.13    (0.80)

Distributions to Shareholders		  (0.30)  (0.06)      -

Net Asset Value, End of Period 		  $12.21  $11.27    $9.20

Total Return (b)                          11.00%   23.15%  -8.00%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                            $1       $1       $4
 Ratios to net assets: (d)
  Expenses			       	   5.27%    10.54%    2.32%
  Net investment income                   -7.64%    -7.57%   -3.15%
 Portfolio turnover Rate	          37.06%    13.53%    3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	      -       -       -



				                Class D Shares

  				          2004     2003     2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $10.38   $9.10   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)          (0.25)  (0.27)   (0.08)
 Net realized and unrealized gain (loss)
 on investment transactions (a).            1.57    1.72    (0.82)

Total From Investment Operation             1.32    1.45    (0.90)

Distributions to Shareholders		   (0.36)  (0.17)     -

Net Asset Value, End of Period 		  $11.34   $10.38   $9.10

Total Return (b)                           12.72%   15.93%  -9.00%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $462      $269    $266
 Ratios to net assets: (d)
  Expenses			       	   5.70%    5.22%     2.32%
  Net investment income                   -7.64%   -2.25%    -3.15%
 Portfolio turnover Rate	          37.06%   13.53%     3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	    41	      26       29

(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on a monthly weighted average shares outstanding.
(b) Total return measure the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From March 2002 (first sale of shares) to December 31, 2002.
(d) All Class B shares were redeemed June 2004.
(e) From January 2003 (first sale of shares) to December 31, 2003

            CENTURION COUNSEL GROWTH FUND
             FINANCIAL HIGHLIGHTS

					     Class D Shares

  				           2004     2003     2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period       $10.72   $10.00   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)          (0.47)   (0.55)     -
 Net realized and unrealized gain (loss)
 on investment transactions (a).            0.98     1.27      -

Total From Investment Operation             0.51     0.72      -

Distributions to Shareholders		   (0.55)       -       -

Net Asset Value, End of Period		  $10.68   $10.72   $10.00

Total Return (b)                           4.78%    7.20%      -

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 185     $ 93     $ 46
 Ratios to net assets:
  Expenses, after waiver of fees	   6.50%    5.78%     0.00%
  Net investment income                   -2.02%   -4.35%     0.00%
 Portfolio turnover Rate	          27.35%   26.43%     0.00%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	    17	      9        5


(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on a monthly weighted average shares outstanding.
(b) Total return measure the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From November 2002 (first sale of shares) to December 31, 2002.



INDEPENDENT AUDITOR'S REPORT


Board of Directors and Shareholders
Centurion Counsel Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Centurion Counsel Market Neutral Fund, Centurion Counsel Real Estate Fund, and Centurion Counsel Growth Fund (constituting Centurion Counsel Funds, Inc., hereafter referred to as the Fund) including the schedule of investments in securities, and securities sold short as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the Unites States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/
Squire & Company, PC
Orem, Utah
February 21, 2005


INVESTMENT ADVISOR              BOARD OF DIRECTORS
Centurion Counsel, Inc.           Carol Ann Freeland
365 S. Rancho Santa Fe Rd.,       Jack K. Heilbron
Suite 300                         Sumner Rollings
San Marcos, Ca 92078              Thomas Schwartz


DISTRIBUTOR                     OFFICERS
Centurion Institutional           Jack K. Heilbron
Services, Inc.                    Chief Executive Officer,
365 S. Rancho Santa Fe Rd.,       Chief Investment Officer,
Suite 300                         President and Chief
San Marcos, Ca 92078              Financial Officer

                                  Kenneth W. Elsberry
                                   Secretary

SHAREHOLDER SERVICING AGENT      PORTFOLIO MANAGER
Centurion Group, Inc.              Jack K. Heilbron
365 S. Rancho Santa Fe Rd.,
Suite 300
San Marcos, Ca 92078

AUDITORS
Squire & Co.
1329 South 800 East
Orem, UT 84097-7700

LEGAL COUNSEL
Bruce J. Rushall, Esq.
Rushall & McGeever
1903 Wright Place, Suite 250
Carlsbad, CA 92008